Investments (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Securities	Dec. 31, 2010	Dec. 31, 2009
Schedule of Available for Sale Securities [Line Items]
Percentage (based on amount of unrealized loss) of available for sale fixed maturities that are in an unrealized loss position and rated investment grade	38.00%
Percentage (based on fair value) of available for sale fixed maturities that are in an unrealized loss position and rated investment grade	62.00%
Other than temporary impairment charges	$ 52	$ 62	$ 203
Investments (Textual) [Abstract]
Number of available for sale fixed maturities in an unrealized loss position	850
Number of Residential MBS that have been in an unrealized loss position for 12 months or more	239
Gross unrealized losses on fixed maturities	249
RMBS unrealized losses for 12 months or more as a percentage of total AFS fixed maturity unrealized losses for 12 months or more	87.00%
Average life of MBS	4 years
Realized gain (loss) from the mark-to-market of certain MBS	(1)	50	157
Percentage of shareholders equity	10.00%	10.00%
Residential Mortgage Backed Securities [Member]
Schedule of Available for Sale Securities [Line Items]
Non-credit related portion of other-than-temporary impairment charges taken for securities still owned	227	258
Percentage (based on amount of unrealized loss) of available for sale fixed maturities that are in an unrealized loss position for more than 12 months and rated investment grade	27.00%
Percentage (based on fair value) of available for sale fixed maturities that are in an unrealized loss position for more than 12 months and rated investment grade	49.00%
Percentage of gross unrealized losses on the available for sale fixed maturity portfolio	72.00%
Other than temporary impairment charges	52
Investments (Textual) [Abstract]
Gross unrealized losses on fixed maturities	180	128
Fixed Maturity Securities [Member]
Schedule of Available for Sale Securities [Line Items]
Other than temporary impairment charges	57	79	221
Investments (Textual) [Abstract]
Gross unrealized losses on fixed maturities	249	216
Other Corporate [Member]
Schedule of Available for Sale Securities [Line Items]
Other than temporary impairment charges	$ 6